Reconciliation Between Expected Income Tax Benefit and Actual (Detail) (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Reconciliation Of Income Taxes [Line Items]
Income tax benefit at statutory rate	$ 181,635	$ 62,446
Non-deductible meals and entertainment	(589)	(368)
Cancellation of fully vested stock options		(285,594)
Change in valuation allowance	(181,046)	223,516
Income Tax Expense (Benefit), Total